Operating leases (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Disclosure of operating lease by lessee [Line Items]
Minimum operating lease payments recognised as expense	₨ 787	₨ 751	₨ 819
Minimum lease payments payable under non-cancellable operating lease	1,929	1,710	₨ 2,244
Office and laboratory Facility [Member]
Disclosure of operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	₨ 945	₨ 904		$ 14	$ 14